PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										3 Months Ended
	Dec. 28, 2013 Pooled funds - Alternative investments	Dec. 28, 2013 U.S. item	Dec. 29, 2012 U.S.	Dec. 28, 2013 U.S. Growth portfolio	Dec. 28, 2013 U.S. Liability hedging portfolio	Dec. 28, 2013 Int'l	Dec. 29, 2012 Int'l	Dec. 28, 2013 Int'l Equity Securities	Dec. 28, 2013 Int'l Fixed income securities and cash	Dec. 28, 2013 Int'l Insurance contracts and Other investments	Dec. 28, 2013 SHARE Plan
Defined Benefit Plans
Estimated actuarial loss		$ 59.8	$ (131.5)			$ (8.5)	$ (50.5)				$ (21.0)
Pooled funds Valuation lag period	1 month
Notice period after lock up period	65 days
Number of sub-portfolios in which assets are invested		2
Target assets allocation (as a percent)				51.00%	49.00%			37.00%	48.00%	15.00%